Derivatives (Earned Income On Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 965	$ 886	$ 811
Derivatives Designated as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	267	206	152
Derivatives Designated as Hedging Instruments [Member] | Interest credited to policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(1)	27	103
Derivatives Designated as Hedging Instruments [Member] | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(12)	(6)	(3)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(1)	(6)	(4)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	705	663	556
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 7	$ 2	$ 7